Trade and Other Receivables - Summary of Trade and Other Receivables Reported in Balance Sheet Net of Allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Net trade and other receivables per balance sheet	£ 4,809	£ 4,483
Carrying Value
Disclosure Of Trade And Other Receivables [Line Items]
Net trade and other receivables per balance sheet	4,894	4,570
Allowance Account
Disclosure Of Trade And Other Receivables [Line Items]
Net trade and other receivables per balance sheet	£ (85)	£ (87)